SHAREHOLDER REPORT





NICHOLAS FUND, INC.


700 North
Water Street
Milwaukee,
Wisconsin 53202


December 31, 1995

NICHOLAS FUND, INC.
                                       February 20, 1996
Report to Fellow Shareholders:

        It is a pleasure to report that Nicholas Fund had a good calendar year in 1995. Total return to shareholders was 35.40% with distributions reinvested. In the last ten years Nicholas Fund has performed better in only one other year. While this result was below the performance of the S&P 500 (large companies), it exceeded the Russell 2000 results (small and mid-size companies). Nicholas Fund tends to own stocks in both categories. Outstanding upward moves in banks, finance and health care equities were greatly responsible for the year's return. As is our custom, we are fully invested with 4.0% in cash.

        There appears to be some indications that the economy is beginning to weaken. Cyclical company earnings seemed to have peaked. On the other hand, the meaningful decline in long-term interest rates augurs well for common stock ownership. However, after a year like 1995, expectations for stock returns in the new year may need to be reduced. It is wise to remember that the stock market has not had a 10% correction in over five years. Long-term performance of the Fund is shown below for the time periods ended December 31, 1995:

                                                  AVERAGE ANNUAL TOTAL RETURN*
                                                _______________________________
                                             1 YEAR   5 YEARS  10 YEARS  15 YEARS
                                              _____    ______   _______   _______
Nicholas Fund (Distributions Reinvested)    +35.40%   +17.37%   +13.20%   +15.77%
Standard & Poor's 500 (Income Reinvested)   +37.50%   +16.59%   +14.78%   +14.72%
NASDAQ OTC Composite (Excludes Income)      +39.91%   +22.99%   +12.47%   +11.62%
Russell 2000 (Income Reinvested)            +28.44%   +20.99%   +11.32%   +12.49%
Consumer Price Index                          +2.6%     +2.8%     +3.5%     +3.9%
Ending value of $10,000 invested in
  Nicholas Fund (Distributions Reinvested)  $13,540   $22,276   $34,537   $89,980


        *Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

        Management hopes to build on the solid foundation of the past year via intense research, competent stock selection, larger positions in favored stocks and patience. Please keep in mind that Nicholas Company is constantly attempting to achieve reasonable returns in a low risk, conservative manner. Thank you for being part of the Nicholas Fund.

                                       Sincerely,

                                       /s/ Albert O. Nicholas

                                       Albert O. Nicholas
                                       President

PORTFOLIO COMPANY STATISTICS
DECEMBER 31, 1995 (UNAUDITED)
-------------------------------------------------------------------------------


                                                                                                  PRICE TO  PRICE TO
                                         LATEST      LATEST    FIVE YEAR          MARKET   BOOK    LATEST     BOOK   DEBT
                                        12 MONTH    12 MONTH   COMPOUNDED RETURN  PRICE    VALUE  12 MONTH    VALUE  AS A   DIVI-
                                        SALES (1) EARNINGS PER  EARNINGS    ON     PER      PER   EARNINGS     PER   % OF   DEND
NAME AND PRINCIPAL BUSINESS OF COMPANY (MILLIONS)   SHARE (1)    GROWTH   EQUITY  SHARE    SHARE  PER SHARE   SHARE CAPITAL YIELD
______________________________________  ________   _________     ______   ______  ______   ______  _______   _______  _____  _____
Abbott Laboratories -
  Diversified medical care products     $ 9,897    $  2.06       14.27%   39.30% $  41.750 $  5.04   20.3      8.3     14%    2.4%

AMBAC Inc. -
  Municipal bond insurance company          269       4.32           NA   14.00%    46.875   31.14   10.9      1.5     18%    1.4%

Amgen, Inc. -
  Research/development of biological
  products                                1,869       1.81       74.79%   32.70%    59.375    4.82   32.8     12.3     13%    None

Berkshire Hathaway, Inc. -
  Insurance, publishing and candy         4,948     623.63        7.76%    4.40% 32100.000 9160.00   51.5      3.5      6%    None

Cardinal Health, Inc. -
  Wholesale distributor drugs             8,020       2.10       38.81%   17.53%    54.750   12.98   26.1      4.2     29%    0.3%

Cincinnati Financial Corporation -
  Insurance holding company               1,513       4.10       11.49%    9.50%    65.250   38.83   15.9      1.7      4%    2.4%

Circuit City Stores, Inc. -
  Retailer: video equipment, appliances   6,686       1.85       17.75%   17.70%    27.625    9.29   14.9      3.0     17%    0.3%

Coca Cola Company (The) -
  Major soft drink/juice company         17,702       2.29       18.15%   58.40%    74.250    4.02   32.4     18.5     38%    1.4%

Columbia/HCA Healthcare Corporation -
  Operates medical/surgical hospitals    17,034       2.74           NA   13.40%    50.750   14.60   18.5      3.5     48%    0.3%

Federal Home Loan Mortgage Corporation -
  US Government mortgage lending corp     6,989       5.22       15.92%   23.20%    83.500   28.52   16.0      2.9     95%    1.9%

Federal National Mortgage Association -
  Provides residential mortgage funds    18,573       8.35       20.27%   25.30%   124.125   32.28   14.9      3.8     96%    3.4%

Fifth Third Bancorp -
  Commercial banking in Cincinnati, OH    1,178       4.21       15.36%   17.90%    73.250   23.55   17.4      3.1     65%    2.2%

Foremost Corp of America -
  Mobile home and RV insurance              464       4.25           NM   15.90%    50.750   19.88   11.9      2.6     34%    3.4%

Gillette Company (The) -
  Personal care products and pens         6,606       1.78       18.39%   34.60%    52.125    4.28   29.3     12.2     30%    1.6%

Grainger (W.W.), Inc. -
  Natl distributor industrial/commercial
  products                                3,239       3.71       10.08%   18.00%    66.250   21.07   17.9      3.1      6%    1.6%

Heilig-Meyers Company -
  Retail furniture stores                 1,318       1.07       21.31%   14.30%    18.375   10.20   17.2      1.8     42%    1.3%

Home Depot, Inc. (The) -
  Home improvement stores                14,796       1.47       32.77%   16.80%    47.875    9.29   32.6      5.2      2%    0.4%

Hughes Electronics Corporation -
  High technology electronics            14,099       2.67        5.44%   12.10%    49.125   12.46   18.6      3.9      6%    2.1%

International Dairy Queen, Inc.-Class A -
  Limited menu stores: franchising          365       1.41        9.39%   23.90%    22.750    5.41   16.1      4.2     27%    None

Magellan Health Services Inc. -
  Operates hospitals                      1,152       2.17           NA       NM    24.000    3.17   11.1      7.6     86%    None

Marshall & Ilsley Corporation -
  Commercial banking in WI and AZ         1,179       1.92       14.00%   17.00%    26.000   11.58   13.5      2.2     62%    3.1%


DECEMBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                  PRICE TO  PRICE TO
                                         LATEST      LATEST    FIVE YEAR          MARKET   BOOK    LATEST     BOOK   DEBT
                                        12 MONTH    12 MONTH   COMPOUNDED RETURN  PRICE    VALUE  12 MONTH    VALUE  AS A   DIVI-
                                        SALES (1) EARNINGS PER  EARNINGS    ON     PER      PER   EARNINGS     PER   % OF   DEND
NAME AND PRINCIPAL BUSINESS OF COMPANY (MILLIONS)   SHARE (1)    GROWTH   EQUITY  SHARE    SHARE  PER SHARE   SHARE CAPITAL YIELD
______________________________________  ________   _________     ______   ______  ______   ______  _______   _______  _____  _____
Mercury General Corporation -
  Automobile insurer in California      $   577    $  3.21       16.58%   16.00% $  47.750 $ 18.78   14.9      2.5      5%    2.5%

MGIC Investment Corporation -
  Provides private mortgage insurance       502       3.28       39.02%   20.70%    54.250   17.32   16.5      3.1      4%    0.6%

Pfizer Inc -
  Health care and consumer products       9,809       2.40        9.29%   33.60%    63.000    8.30   26.2      7.6     12%    2.4%

Protective Life Corporation -
  Holding: life, group, accident and
  health                                    848       2.72       26.61%   18.60%    31.250   15.22   11.5      2.1     20%    2.3%

Schering-Plough Corporation -
  Pharmaceuticals/consumer products       5,094       2.74       18.19%   58.40%    54.750    4.39   20.0     12.5      8%    2.6%

Stryker Corporation -
  Specialty medical devices                 853       1.71       29.62%   23.10%    52.500    5.97   30.7      8.8     11%    0.2%

SunAmerica, Inc. -
  Life insurance/ financial services      1,067       2.84       33.10%   15.50%    47.500   14.44   16.7      3.3     33%    1.2%

Thermo Electron Corporation -
  Industrial products                     1,905       1.47       17.11%   10.40%    52.000   12.32   35.4      4.2     42%    None

Torchmark Corporation -
  Insurance, financial services           1,954       3.89       45.38%   20.00%    45.250   19.37   11.6      2.3     45%    2.6%

Travelers, Inc. -
  Diversified financial services         17,943       4.57       21.80%   16.80%    62.875   24.09   13.8      2.6     82%    1.9%

Tyco International LTD. -
  Fire protection systems                 4,697       1.50        4.44%   13.10%    35.625   10.82   23.8      3.3     29%    0.9%

Unifi, Inc. -
  Texturizing polyester yarns             1,583       1.80       18.00%   19.20%    22.125    8.99   12.3      2.5     25%    1.6%

U.S. Healthcare, Inc. -
  Health maintenance programs             3,404       2.44       68.15%   43.19%    46.500    6.03   19.1      7.7      0%    3.4%

Valspar Corporation (The) -
  Manufacturer: paints & coatings           790       2.15       12.00%   27.00%    44.625    7.75   20.8      5.8      5%    1.2%

Vencor, Inc. -
  Acute/long-term care hospitals            605       1.39      157.40%   16.60%    32.500    9.07   23.4      3.6     46%    None

Vivra Incorporated -
  Dialysis and home health care             344       1.09       26.94%   14.40%    25.125    6.87   23.1      3.7      4%    None

Walt Disney Company, (The) -
  Amusement parks: films and tv          12,112       2.60       11.63%   21.10%    59.000   10.39   22.7      5.7     20%    0.7%

Watts Industries, Inc. - Class A -
  Markets water and steam valves            680       1.57        7.66%   11.50%    23.250   12.67   14.8      1.8     24%    1.1%

Wells Fargo & Company -
  Commercial banking in CA                4,939      18.09        6.05%   21.67%   216.000   68.27   11.9      3.2     61%    2.9%
                                                                 _______ _______                    _____     _____   _____  _____

                                        AVERAGE ..........       24.92%   21.71%                    20.2x      4.9x    30%    1.4%
                                                                _______  _______                    _____     _____   _____  _____
                                                                _______  _______                    _____     _____   _____  _____


Note - This list contains the top 40 portfolio issues exceeding $35,888,000 in market value.
(1) Source: Corporate Reports.     NA - Not available.     NM - Not meaningful.

AUTOMATIC INVESTMENT PLAN - AN UPDATE
-------------------------------------------------------------------------------
The Nicholas Family of Funds' AUTOMATIC INVESTMENT PLAN provides a simple method to dollar cost average into the fund(s) of your choice.

Dollar cost averaging involves making equal systematic investments over an extended time period. A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high. The automatic investment plan is an excellent way for you to become a disciplined investor.

The following table illustrates what dollar cost averaging can achieve. Please note that past performance is no guarantee of future results. Nicholas Company recommends dollar cost averaging as a practical investment method. It should be consistently applied for long periods (5-10 years or more) so that investments are made through several market cycles. The table will be updated and appear in future financial reports issued by the Nicholas Family of Funds.

                                                                    Nicholas Fund
                                                                 ____________________
     $1,000 initial investment on                                 7-14-69   12-31-85
     $100 invested on the last day of each month following the
          date of the initial investment (in years)                  26.5         10
     Total cash invested                                         $ 32,800    $13,000
     Total capital gains reinvested                              $101,586    $ 4,744
     Total dividends reinvested                                  $ 55,614    $ 1,966
     Total full shares owned 12/31/95                               6,838        464
     Total market value on 12/31/95                              $410,512    $27,865


The results above assume purchase on the last day of the month for the respective periods. The Nicholas Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor). Total market value includes reinvestment of all distributions.

--------------------------------------------------------------------------------
CAN YOU AFFORD NOT TO INVEST IN AN IRA?

        The maximum yearly IRA contribution is the lesser of $2,000 or 100% of your compensation. Every year that you contribute this amount you may also deduct it from your Federal income taxes, unless you (or your spouse) are an eligible participant in an employer-sponsored retirement plan and your adjusted gross income exceeds certain limits as defined by the Internal Revenue Code. This deduction can lead to substantial savings, especially when you look at the relationship between higher tax brackets and the net cost of investing. The table below illustrates a schedule of tax brackets, resulting tax savings, and the net cost of investing $2,000 in an IRA, assuming full deductibility of your contributions.

                                TABLE I
               FEDERAL TAX    FEDERAL TAX    NET COST OF INVESTING
                BRACKETS        SAVINGS         $2,000 IN AN IRA
               ___________    ___________    ______________________
                   15%           $300                $1,700
                   28%            560                 1,440
                   31%            620                 1,380
                   36%            720                 1,280
                 39.6%            792                 1,208


        Even if you are an eligible participant in an employer-sponsored retirement plan, you may still make a non-deductible IRA contribution (subject to the $2,000/100% of compensation limit). Another tax advantage to investing in an IRA is that any amounts received from dividends, interest, etc., accumulate tax deferred, whether or not your contribution is fully deductible. Taxes will have to be paid when you receive distributions.

        Finally, Table II shows the various amounts accumulated in an IRA under different annual rates of return, based on a $2,000 annual year end contribution. These figures are purely hypothetical since investment returns are rarely constant year to year. Yet, one can get a good idea that investing in an IRA plan provides a good nest egg for retirement.

                                 TABLE II
                        Amounts accumulated in an IRA
                                        ANNUAL RATES OF RETURN
                          ____________________________________________________
     After                     8%           10%           12%         15%
     _____                  _______       _______      ________     ________

     10 Years             $  28,973     $  31,874    $   35,096   $   40,606
     20 Years                91,524       114,550       144,104      204,880
     30 Years               226,566       328,980       482,660      869,480
     40 Years               518,113       885,180     1,534,180    3,558,000


HISTORICAL RECORD (UNAUDITED)
--------------------------------------------------------------------------------

                                (Adjusted for Two-for-One Stock Split June 15, 1979)

                                                                  DOLLAR      GROWTH OF
                       NET        DIVIDEND     CAPITAL GAIN      WEIGHTED     AN INITIAL
                   ASSET VALUE  DISTRIBUTIONS  DISTRIBUTIONS  PRICE/EARNINGS   $10,000
                    PER SHARE     PER SHARE      PER SHARE        RATIO**     INVESTMENT***
                   ___________   ___________    ___________    ____________   __________
July, 14, 1969*     $  6.59       $   -          $   -              -          $ 10,000
March 31, 1986        35.26         0.575          0.610        15.8 times       87,699
March 31, 1987        39.94         0.882          0.187        16.3            102,386
March 31, 1988        32.15         1.840          4.034        14.1             98,557
March 31, 1989        35.27         1.025          0.451        13.2            113,155
March 31, 1990        37.72         0.924          1.054        14.9            127,360
March 31, 1991        42.99         0.790          0.225        16.9            149,179
March 31, 1992        49.68         0.679          0.824        19.4            178,015
March 31, 1993        52.91         0.679          2.042        18.5            200,098
March 31, 1994        51.10        0.8175          1.047        16.7            200,182
March 31, 1995        52.22         0.707          3.317        17.2            221,970
June 30, 1995         53.74         0.220 (a)      1.161 (a)    17.8            234,475
September 30, 1995    58.66           -              -          18.9            255,942
December 31, 1995     60.03        0.3450 (b)      2.9335 (b)   19.9            276,429


     *    Date of Initial Public Offering                  (a) Paid May 17, 1995 to shareholders of record May 12, 1995.
    **   Based on latest 12 months accomplished earnings
   ***  Assuming reinvestment of all distributions         (b) Paid December 31, 1995 to shareholders of record December 22, 1995.


Range in quarter end price/earnings ratios since
             December 31, 1974

     Highs            Low
     _____            ____
3/31/92   19.4    3/31/82   8.3
12/31/95  19.9

Officers and Directors

ALBERT O. NICHOLAS
President and Director

ROBERT H. BOCK
Director

MELVIN L. SCHULTZ
Director

RICHARD SEAMAN
Director

DAVID L. JOHNSON
Executive Vice President

THOMAS J. SAEGER
Executive Vice President and Secretary

DAVID O. NICHOLAS
Senior Vice President

LYNN S. NICHOLAS
Senior Vice President

CANDACE L. LESAK
Vice President

JEFFREY T. MAY
Vice President

CHERYL L. KING
Treasurer

CHRISTINA M. MOURADIAN
Assistant Treasurer

Custodian and Transfer Agent
FIRSTAR TRUST COMPANY
Milwaukee
(414) 276-0535

Counsel
DAVIS & KUELTHAU, S.C.
Milwaukee

Auditors
ARTHUR ANDERSEN LLP
Milwaukee






This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.